Subsequent Events (Details) - Subsequent Event [Member] ¥ in Millions, $ in Millions	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 CNY (¥)	Jan. 31, 2026 USD ($)	Jan. 31, 2026 CNY (¥)
Subsequent Events [Line Items]
Short-term bank borrowing	$ 3.5	¥ 24.4	$ 1.3	¥ 9.0	$ 1.4	¥ 10.0
Bearing interest at a rate	2.90%	2.90%	3.00%	3.00%	2.70%	2.70%